TAXATION - Deferred taxation (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		$ 61	$ (17)
Exchange adjustment		(8)	10
Movement in income statement - current year		35	49
Movement in income statement - prior years		(4)	6
Movement in other comprehensive income		(20)	(2)
Movement in equity		(1)	(4)
Changes in tax rate		6	12
Acquisitions		(12)	7
Balance at the end of the period		57	61	$ (17)
Represented by:
Deferred tax assets		201	202
Deferred tax liabilities		(144)	(141)
Net asset position		57	61
Deferred tax assets, inventory		116	131
Deferred tax Assets, bad debt provisions		8	11
Deferred tax assets, provisions and other short-term temporary differences		65	61
Unused gross trading tax losses		841	725
Gross unused research and development tax credits		21	46
Gross unused capital losses		108	109
Deferred tax assets, research and development tax credit		$ 21	$ 35
UK corporation tax rate (as a percent)	25.00%	19.00%	19.00%	19.00%
Accelerated tax depreciation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		$ (61)	$ (37)
Movement in income statement - current year		16	(23)
Movement in income statement - prior years		(2)	(3)
Changes in tax rate			2
Acquisitions		2
Balance at the end of the period		(45)	(61)	$ (37)
Intangibles
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		(209)	(221)
Movement in income statement - current year		24	20
Movement in income statement - prior years		10	3
Changes in tax rate		(2)	6
Acquisitions		(22)	(17)
Balance at the end of the period		(199)	(209)	(221)
Retirement benefit obligation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		5	7
Exchange adjustment		(1)	2
Movement in income statement - current year		1
Movement in other comprehensive income		(15)	(4)
Changes in tax rate		(8)
Balance at the end of the period		(18)	5	7
Macrotexture
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		123	46
Movement in income statement - current year		4	51
Movement in income statement - prior years		(10)	3
Changes in tax rate		10
Acquisitions		3	23
Balance at the end of the period		130	123	46
Inventory, provisions and other differences
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		203	188
Exchange adjustment		(7)	8
Movement in income statement - current year		(10)	1
Movement in income statement - prior years		(2)	3
Movement in other comprehensive income		(5)	2
Movement in equity		(1)	(4)
Changes in tax rate		6	4
Acquisitions		5	1
Balance at the end of the period		189	203	$ 188
Represented by:
Deferred tax assets		189	203
Trading tax losses
Represented by:
Deferred tax assets		130	123
Non-trading tax losses
Represented by:
Trading and non-trading tax losses resulting in deferred tax assets		508	$ 416
Unused tax losses
Represented by:
Deferred tax assets		$ 0
Minimum
Represented by:
Recovery period for deferred tax assets		5 years